Investors' Deposit	12 Months Ended
Jun. 30, 2023
Investors Deposit [Abstract]
INVESTORS' DEPOSIT

12. INVESTORS’ DEPOSIT

As of June 30, 2023, the balance of RMB8,258 represents the investors’ uninvested cash balances temporarily deposited in the Group’s bank account. These cash balances were under the custody and supervision of the designated financial institution as required by China Securities Regulatory Commission, for the purpose of preventing misuse of investors’ funds.